Annual Total Returns- DWS Small Cap Index VIP (Class A) [BarChart] - Class A - DWS Small Cap Index VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.41%)	16.25%	38.64%	4.74%	(4.60%)	21.03%	14.33%	(11.23%)	25.22%	19.43%